Dear Policyowner:

The stock market in the United States experienced its third straight year of exceptional returns. The U. S. bond market was also strong. Turbulence in Asia led to severe setbacks in the less developed international stock markets late in the year, and this produced increased volatility in the domestic markets, but did not significantly diminish their returns. Results in the subaccounts of MEMBERS(R) Variable Universal Life reflect these divergent forces:

                                                   Percent increase
                                                  in Unit Value from
 Subaccount                                    12/31/96 through 12/31/97
-------------------------------------------------------------------------------
 Capital Appreciation Stock                           30.4%
 Growth and Income Stock                              30.3%
 Balanced                                             15.8%
 Bond                                                  6.5%
 Money Market                                          4.1%
 Treasury 2000                                         6.0%
 International Stock                                   2.2%
 World Governments                                    -2.0%
-------------------------------------------------------------------------------
 Emerging Growth                                       20.8%
-------------------------------------------------------------------------------

This booklet is divided into several sections. Each section contains the annual report for a component of MEMBERS(R) Variable Universal Life. The first section contains the following reports for the CUNA Mutual Life Variable Account:

           Statement of Assets and Liabilities...................... page  2
           Statement of Operations.................................. page  4
           Statement of Changes in Net Assets....................... page  7
           Notes to the Financial Statements........................ page 10
           Independent Auditors' Report............................. page 14

The CUNA Mutual Life Variable Account invests in mutual funds. The results shown above reflect the deduction of the separate account level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these charges.

The remaining sections of this booklet cover the mutual funds and include discussions of the funds' results and the managers' outlooks. The second section contains the report for the Ultra Series Fund which includes the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and the Treasury 2000 Fund. The third section is the report for the International Stock Portfolio of the T. Rowe Price International Series, Inc., and the last section has the financial information and results for the MFS(R) World Government SeriesSM and the MFS(R) Emerging Growth SeriesSM of the MFS(R) Variable Insurance TrustSM.

MEMBERS(R) Variable Universal Life provides you with valuable life insurance protection. It also provides the investment alternatives you need for your long term asset accumulation needs. We have seen an unprecedented string of three consecutive years of double digit returns in the major U.S. market indices. We encourage you to keep this in mind as you set your long-term return expectations, but also to recognize that successful investing requires time in the markets, not timing the markets.

Sincerely,

/s/  Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Assets and Liabilities
                                December 31, 1997


                                                           Capital
                                                        Appreciation      Growth and                                        Money
                                                            Stock        Income Stock      Balanced          Bond           Market
Assets:                                                   Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
Investments in Ultra Series Fund:
   (note 2)
Capital Appreciation Stock Fund,
   1,344,978 shares at net asset value of
   $18.85 per share (cost $17,938,019) .............     $25,353,805     $      --       $      --       $      --       $      --

Growth and Income Stock Fund,
   2,548,762 shares at net asset value
   of $27.20 per share (cost $45,270,681) ..........            --        69,337,053            --              --              --

Balanced Fund,
   3,566,416 shares at net asset value
   of $17.02 per share (cost $49,395,919) ..........            --              --        60,710,352            --              --

Bond Fund,
   288,123 shares at net asset value
   of $10.54 per share (cost $2,977,455) ...........            --              --              --         3,038,034            --

Money Market Fund,
   2,621,441 shares at net asset value
   of $1.00 per share (cost $2,621,441) ............            --              --              --              --         2,621,441
                                                         -----------     -----------     -----------     -----------     -----------
      Total assets .................................      25,353,805      69,337,053      60,710,352       3,038,034       2,621,441
                                                         -----------     -----------     -----------     -----------     -----------
Liabilities:
Accrued adverse mortality and
   expense charges .................................           3,059           8,415           7,427             392             323
                                                         -----------     -----------     -----------     -----------     -----------
      Total liabilities ............................           3,059           8,415           7,427             392             323
                                                         -----------     -----------     -----------     -----------     -----------
      Net assets ...................................     $25,350,746     $69,328,638     $60,702,925     $ 3,037,642     $ 2,621,118
                                                         ===========     ===========     ===========     ===========     ===========
      Units outstanding (note 5) ...................       1,191,865       1,155,179       1,568,974         114,927         141,908
                                                         ===========     ===========     ===========     ===========     ===========
      Net asset value per unit .....................     $     21.27     $     60.02     $     38.69     $     26.43     $     18.47
                                                         ===========     ===========     ===========     ===========     ===========


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Assets and Liabilities
                                December 31, 1997


                                                Treasury        International         World            Emerging
                                                  2000             Stock           Governments           Growth
Assets:                                        Subaccount        Subaccount         Subaccount         Subaccount
Investments in Ultra Series Fund:
   (note 2)
Treasury 2000 Fund, 184,138
   shares at net asset value of $9.24
   per share (cost $1,501,627) ...............$1,700,677         $     --           $     --           $     --

Investments in T. Rowe Price
International Fund, Inc.:
   International Stock Portfolio,
   349,582 shares at net asset value of
   $12.74 per share (cost $4,320,137) ........      --            4,453,678

Investments in MFS(R) Variable
Insurance TrustSM:
   World Governments Series,
   70,638 shares at net asset value of
   $10.21 per share (cost $722,167) ..........      --                 --              721,218               --

Investments in MFS(R) Variable
Insurance TrustSM:
   Emerging Growth Series,
   251,222 shares at net asset value of
   $16.14 per share (cost $3,667,547) ........      --                 --                 --            4,054,727
                                              ----------         ----------         ----------         ----------
      Total assets ........................... 1,700,677          4,453,678            721,218          4,054,727
                                              ----------         ----------         ----------         ----------
Liabilities:
Accrued adverse mortality and
   expense charges ...........................     1,451                547                 89                487
                                              ----------         ----------         ----------         ----------
      Total liabilities ......................     1,451                547                 89                487
                                              ----------         ----------         ----------         ----------
      Net assets .............................$1,699,226         $4,453,131         $  721,129         $4,054,240
                                              ==========         ==========         ==========         ==========
      Units outstanding (note 5) .............   199,220            361,206             62,671            331,933
                                              ==========         ==========         ==========         ==========
      Net asset value per unit ...............$     8.53         $    12.33         $    11.51         $    12.21
                                              ==========         ==========         ==========         ==========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                             Statement of Operations
                  Years Ended December 31, 1997, 1996, and 1995


                                               CAPITAL APPRECIATION STOCK SUBACCOUNT        GROWTH AND INCOME STOCK SUBACCOUNT

Investment income (loss):                    1997           1996            1995           1997            1996             1995
                                             ----           ----            ----           ----            ----             ----

  Dividend income                      $    119,794    $    595,603    $    349,394    $    778,858    $  1,830,435    $  2,783,538
  Adverse mortality and expense
   charges (note 3)                        (182,627)       (111,426)        (67,332)       (527,025)       (363,607)       (253,958)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net investment income (loss)                (62,833)        484,177         282,062         251,833       1,466,828       2,529,580
                                       ------------    ------------    ------------    ------------    ------------    ------------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions               317,275            --              --         1,145,587            --              --
   Proceeds from sale of securities       1,795,596         855,100       2,737,741       3,033,581       2,017,365       1,138,163
   Cost of securities sold               (1,354,057)       (708,846)     (2,416,409)     (2,103,099)     (1,615,917)       (985,297)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net realized gain (loss) on security
  transactions                              758,814         146,254         321,332       2,076,069         401,448         152,866
  Net change in unrealized
   appreciation or depreciation
   on investments                         4,563,309       1,662,956       1,332,754      12,852,455       6,026,093       4,764,093
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net gain (loss) on investments            5,322,123        ,809,210       1,654,086      14,928,524       6,427,541       4,916,959
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  resulting from operations            $  5,259,290    $  2,293,387    $  1,936,148    $ 15,180,357    $  7,894,369    $  7,446,539
                                       ============    ============    ============    ============    ============    ============


                                                        BALANCED SUBACCOUNT                            BOND SUBACCOUNT

Investment income (loss):                        1997           1996           1995            1997           1996           1995
                                                 ----           ----           ----            ----           ----           ----

  Dividend income                            $ 2,062,026    $ 2,949,493    $ 3,308,296    $   136,739    $   137,535    $   218,461
  Adverse mortality and expense
   charges (note 3)                             (509,762)      (445,353)      (375,225)       (23,285)       (23,607)       (33,879)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)                   1,552,264      2,504,140      2,933,071        113,454        113,928        184,582
                                             -----------    -----------    -----------    -----------    -----------    -----------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                    758,320           --             --              379           --             --
   Proceeds from sale of securities            4,525,247      3,759,491      2,989,211        402,615      1,799,790        885,596
   Cost of securities sold                    (3,785,014)    (3,351,391)    (2,732,488)      (394,979)    (1,748,647)      (865,874)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net realized gain (loss) on security
  transactions                                 1,498,553        408,100        256,723          8,015         51,143         19,722
  Net change in unrealized
   appreciation or depreciation
   on investments                              5,202,066      1,724,491      4,759,298         41,691       (127,295)       326,701
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net gain (loss) on investments                 6,700,619      2,132,591      5,016,021         49,706        (76,152)       346,423
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
  resulting from operations                  $ 8,252,883    $ 4,636,731    $ 7,949,092    $   163,160    $    37,776    $   531,005
                                             ===========    ===========    ===========    ===========    ===========    ===========

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                             Statement of Operations
                  Years Ended December 31, 1997, 1996, and 1995


                                                       MONEY MARKET SUBACCOUNT                      TREASURY 2000 SUBACCOUNT

Investment income (loss):                           1997           1996           1995           1997           1996           1995
                                             -----------    -----------    -----------    -----------    -----------    -----------
Dividend income                              $    85,594    $    86,370    $   116,648    $   106,851    $   107,339    $   105,588
 Adverse mortality and expense charges
(note 3)                                         (15,448)       (16,510)       (20,105)       (14,583)       (13,847)       (12,710)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)                      70,146         69,860         96,543         92,268         93,492         92,878
                                             -----------    -----------    -----------    -----------    -----------    -----------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                          --             --             --             --             --             --
Proceeds from sale of securities               4,634,860      4,407,707      2,670,224           --             --             --
Cost of securities sold                       (4,634,860)    (4,407,707)    (2,670,224)          --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net realized gain (loss) on security
transactions                                        --             --             --             --             --             --
Net change in unrealized appreciation
or depreciation on investments                      --             --             --            1,846        (74,946)       161,453
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net gain (loss) on investments                      --             --             --            1,846        (74,946)       161,453
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
resulting from operations                    $    70,146    $    69,860    $    96,543    $    94,114    $    18,546    $   254,331
                                             ===========    ===========    ===========    ===========    ===========    ===========


                                                    INTERNATIONAL STOCK SUBACCOUNT                 WORLD GOVERNMENTS SUBACCOUNT
Investment income (loss):                           1997           1996           1995           1997           1996           1995
                                             -----------    -----------    -----------    -----------    -----------    -----------

  Dividend income                            $    99,113    $    39,586    $      --      $     7,143    $      --      $    19,972
  Adverse mortality and expense
charges (note 3)                                 (32,130)       (14,665)        (1,492)        (3,401)        (2,326)        (1,176)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net investment income (loss)                      66,983         24,921         (1,492)         3,742         (2,326)        18,796
                                             -----------    -----------    -----------    -----------    -----------    -----------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                          --             --             --             --             --             --
Proceeds from sale of securities                 235,721        121,135         17,033         65,919         52,028         19,161
Cost of securities sold                         (211,895)      (113,341)       (17,004)       (66,515)       (53,136)       (18,440)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net realized gain (loss) on security
transactions                                      23,826          7,794             29           (596)        (1,108)           721
Net change in unrealized appreciation
or depreciation on investments                   (62,452)       173,915         22,078         (5,796)        12,525         (7,679)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net gain (loss) on investments                   (38,626)       181,709         22,107         (6,392)        11,417         (6,958)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
resulting from operations                    $    28,357    $   206,630    $    20,615    $    (2,650)   $     9,091    $    11,838
                                             ===========    ===========    ===========    ===========    ===========    ===========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                             Statement of Operations
                  Years Ended December 31, 1997, 1996, and 1995


                                              EMERGING GROWTH SUBACCOUNT

Investment income (loss):                     1997                 1996*
                                              ----                 -----

Dividend income                           $       --              $9,859
 Adverse mortality and expense charges
(note 3)                                     (21,660)             (4,378)
                                             -------             -------
Net investment income (loss)                 (21,660)              5,481
                                             -------             -------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                        --                  --
Proceeds from sale of securities             234,899             213,154
Cost of securities sold                     (222,640)           (201,866)
                                             -------             -------
Net realized gain (loss) on security
transactions                                  12,259              11,288
Net change in unrealized appreciation
or depreciation on investments               384,388               2,792
                                             -------             -------
Net gain (loss) on investments               396,647              14,080
                                             -------             -------
Net increase (decrease) in net assets
resulting from operations                   $374,987             $19,561
                                             =======             =======

See accompanying notes to financial statements.
*The data is for the period beginning May 1, 1996 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Changes in Net Assets
                  Years Ended December 31, 1997, 1996, and 1995


                                            CAPITAL APPRECIATION STOCK SUBACCOUNT            GROWTH AND INCOME STOCK SUBACCOUNT

Operations:                                    1997            1996            1995            1997            1996            1995
                                       ------------    ------------    ------------    ------------    ------------    ------------

  Net investment income (loss)         $    (62,833)   $    484,177    $    282,062    $    251,833    $  1,466,828    $  2,529,580
  Net realized gain (loss) on
   security transactions                    758,814         146,254         321,332       2,076,069         401,448         152,866
  Net change in unrealized
   appreciation or depreciation
   on investments                         4,563,309       1,662,956       1,332,754      12,852,455       6,026,093       4,764,093
                                       ------------    ------------    ------------    ------------    ------------    ------------
   Change in net assets from
    operations                            5,259,290       2,293,387       1,936,148      15,180,357       7,894,369       7,446,539
                                       ------------    ------------    ------------    ------------    ------------    ------------
Capital unit transactions (note 5):
Proceeds from sale of units               9,240,958       7,622,148       5,340,463      16,677,681      13,835,588      10,831,868
  Cost of units repurchased              (4,699,419)     (3,351,383)     (4,440,885)    (10,282,732)     (8,554,478)     (6,090,704)
                                       ------------    ------------    ------------    ------------    ------------    ------------
   Change in net assets from
    capital unit transactions             4,541,539       4,270,765         899,578       6,394,949       5,281,110       4,741,164
                                       ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets         9,800,829       6,564,152       2,835,726      21,575,306      13,175,479      12,187,703
Net assets:
  Beginning of period                    15,549,917       8,985,765       6,150,039      47,753,332      34,577,853      22,390,150
                                       ------------    ------------    ------------    ------------    ------------    ------------
  End of period                        $ 25,350,746    $ 15,549,917    $  8,985,765    $ 69,328,638    $ 47,753,332    $ 34,577,853
                                       ============    ============    ============    ============    ============    ============


                                                          BALANCED SUBACCOUNT                          BOND SUBACCOUNT

Operations:                                    1997            1996            1995            1997            1996            1995
                                       ------------    ------------    ------------    ------------    ------------    ------------

  Net investment income (loss)         $  1,552,264    $  2,504,140    $  2,933,071    $    113,454    $    113,928    $    184,582
  Net realized gain (loss) on
   security transactions                  1,498,553         408,100         256,723           8,015          51,143          19,722
  Net change in unrealized
   appreciation or depreciation
   on investments                         5,202,066       1,724,491       4,759,298          41,691        (127,295)        326,701
                                       ------------    ------------    ------------    ------------    ------------    ------------
   Change in net assets from
    operations                            8,252,883       4,636,731       7,949,092         163,160          37,776         531,005
                                       ------------    ------------    ------------    ------------    ------------    ------------

Capital unit transactions (note 5):
  Proceeds from sale of units            10,763,242      11,796,373      11,658,626       1,162,322         700,575       1,036,840
  Cost of units repurchased             (10,663,916)    (10,399,963)     (9,247,633)       (705,363)     (2,103,924)     (1,180,288)
                                       ------------    ------------    ------------    ------------    ------------    ------------
   Change in net assets from
    capital unit transactions                99,326       1,396,410       2,410,993         456,959      (1,403,349)       (143,446)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets         8,352,209       6,033,141      10,360,085         620,119      (1,365,573)        387,559
Net assets:
  Beginning of period                    52,350,716      46,317,575      35,957,490       2,417,523       3,783,096       3,395,537
                                       ------------    ------------    ------------    ------------    ------------    ------------
  End of period                        $ 60,702,925    $ 52,350,716    $ 46,317,575    $  3,037,642    $  2,417,523    $  3,783,096
                                       ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Changes in Net Assets
                  Years Ended December 31, 1997, 1996, and 1995


                                                          MONEY MARKET SUBACCOUNT                   TREASURY 2000 SUBACCOUNT

Operations:                                         1997           1996           1995           1997           1996           1995
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Net investment income (loss)               $    70,146    $    69,860    $    96,543    $    92,268    $    93,492    $    92,878
  Net realized gain (loss) on
   security transactions                            --             --             --             --             --             --
  Net change in unrealized
   appreciation or depreciation
   on investments                                   --             --             --            1,846        (74,946)       161,453
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Change in net assets from
    operations                                    70,146         69,860         96,543         94,114         18,546        254,331
                                             -----------    -----------    -----------    -----------    -----------    -----------
Capital unit transactions (note 5):
  Proceeds from sale of units                  6,190,640      4,325,194      2,156,885        621,004        794,517        550,180
  Cost of units repurchased                   (5,367,244)    (4,801,186)    (3,049,819)      (599,303)      (773,892)      (531,450)
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Change in net assets from
    capital unit transactions                    823,396       (475,992)      (892,934)        21,701         20,625         18,730
                                             -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets                893,542       (406,132)      (796,391)       115,815         39,171        273,061
Net assets:
  Beginning of period                          1,727,576      2,133,708      2,930,099      1,583,411      1,544,240      1,271,179
                                             -----------    -----------    -----------    -----------    -----------    -----------
  End of period                              $ 2,621,118    $ 1,727,576    $ 2,133,708    $ 1,699,266    $ 1,583,411    $ 1,544,240
                                             ===========    ===========    ===========    ===========    ===========    ===========


                                                      INTERNATIONAL STOCK SUBACCOUNT               WORLD GOVERNMENTS SUBACCOUNT

Operations:                                         1997           1996           1995           1997           1996           1995
                                             -----------    -----------    -----------    -----------    -----------    -----------

  Net investment income (loss)               $    66,983    $    24,921    $    (1,492)   $     3,742    $    (2,326)   $    18,796
  Net realized gain (loss) on
   security transactions                          23,826          7,794             29           (596)        (1,108)           721
  Net change in unrealized
   appreciation or depreciation
   on investments                                (62,452)       173,915         22,078         (5,796)        12,525         (7,679)
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Change in net assets from
    operations                                    28,357        206,630         20,615         (2,650)         9,091         11,838
                                             -----------    -----------    -----------    -----------    -----------    -----------
Capital unit transactions (note 5):
  Proceeds from sale of units                  2,721,533      2,207,995        825,895        530,877        144,986        244,058
  Cost of units repurchased                     (904,022)      (559,568)       (94,304)       (95,423)       (84,667)       (36,981)
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Change in net assets from
    capital unit transactions                  1,817,511      1,648,427        731,591        435,454         60,319        207,077
                                             -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets              1,845,868      1,855,057        752,206        432,804         69,410        218,915
Net assets:
  Beginning of period                          2,607,263        752,206           --          288,325        218,915           --
                                             -----------    -----------    -----------    -----------    -----------    -----------
  End of period                              $ 4,453,131    $ 2,607,263    $   752,206    $   721,129    $   288,325    $   218,915
                                             ===========    ===========    ===========    ===========    ===========    ===========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Changes in Net Assets
                  Years Ended December 31, 1997, 1996, and 1995


                                              EMERGING GROWTH SUBACCOUNT

Operations:                                   1997                 1996*
                                              ----                 -----

  Net investment income (loss)              $(21,660)             $5,481
  Net realized gain (loss) on
   security transactions                      12,259              11,288
  Net change in unrealized appreciation
   or depreciation on investments            384,388               2,792
                                           ---------           ---------
   Change in net assets from
    operations                               374,987              19,561
                                           ---------           ---------
Capital unit transactions (note 5):
  Proceeds from sale of units              3,238,087           1,517,927
  Cost of units repurchased                 (749,413)           (346,909)
                                           ---------           ---------
   Change in net assets from capital
    unit transactions                      2,488,674           1,171,018
                                           ---------           ---------
Increase (decrease) in net assets          2,863,661           1,190,579
Net assets:
  Beginning of period                      1,190,579                  --
                                           ---------           ---------
  End of period                           $4,054,240          $1,190,579
                                           =========           =========

See accompanying notes to financial statements.
*The data is for the period beginning May 1, 1996 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                          Notes to Financial Statements

(1)   Organization

     The CUNA Mutual Life Variable Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission. The Account was established as a separate investment account within CUNA Mutual Life Insurance Company to receive and invest net premiums paid under flexible premium variable life insurance policies.

      Although the assets of the Account are the property of CUNA Mutual Life Insurance Company, those assets attributable to the policies are not chargeable with liabilities arising out of any other business which CUNA Mutual Life Insurance Company may conduct.

      The net assets maintained in the Account attributable to the policies provide the base for the periodic determination of the increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide certain death benefits and other policy benefits. Additional assets are held in CUNA Mutual Life Insurance Company's general account to cover death benefits in excess of the accumulated value.


(2)   Significant Accounting Policies

      Investments

      The Account currently is divided into nine subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund, T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance Trust(TM), or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

      The Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., and MFS(R) Variable Insurance Trust(TM). Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

      Ultra Series Fund currently has six funds available as investment options under the policies while T. Rowe Price International Fund, Inc., has one and MFS(R) Variable Insurance Trust(TM) has two funds available as an investment option. MFS(R) Variable Insurance Trust(TM) also has other funds that are not available under the policies. These fund companies may, in the future, create additional funds that may or may not be available as investment options under the policies. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

      CIMCO Inc. (CIMCO) serves as the investment advisor to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. CUNA Mutual Life Insurance Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

      Rowe Price-Fleming International, Inc. (RPFI) serves as the Investment Advisor to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

      Massachusetts Financial Services Company (MFS) serves as the Investment Advisor to the MFS World Governments Series and Emerging Growth Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance Trust(TM). MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a subsidiary of Sun Life Assurance Company of Canada.

      The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

      Federal Income Taxes

      The operations of the Account form a part of the operations of CUNA Mutual Life Insurance Company and are not taxed separately. CUNA Mutual Life Insurance Company does not initially expect to incur any income tax upon the earnings or the realized capital gains attributable to the Account. Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by CUNA Mutual Life Insurance Company in the future, a charge to the Account may be assessed.

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)   Fees and Charges

      Organization Costs

      CUNA Mutual Life Insurance Company absorbed all organization expenses of the Account.

      Policy Charges

      In addition to charges for state taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by CUNA Mutual Life Insurance Company by redeeming an appropriate number of units for each policy.

      Administrative Fee: CUNA Mutual Life Insurance Company will have primary responsibility for the administration of the Account and the policies issued. As reimbursement for these expenses, CUNA Mutual Life Insurance Company may assess each policy a monthly administrative fee. For additional detail, see schedule of expenses and charges in the prospectus.

      Deferred Contingent Sales and Administrative Charges: The sales and administrative expenses incurred when a policy is issued are deferred (Deferred Charges) until the policy is surrendered. Such charges are not collected at all if the policy is held for nine years, or if the insured dies during that period. In no instance will the charge exceed 30 percent of the lesser of premiums paid or the Guideline Annual Premium (as defined under the Investment Company Act of 1940) of the policy. The Deferred Charges are normally built up in twelve equal increments during the first policy year. Beginning on the second policy anniversary, incremental amounts are released by allocations back to the subaccounts on each anniversary until the tenth policy anniversary when all remaining Deferred Charges are released. All amounts in the Deferred Charges Account are held and interest credited to the policy at a minimum rate of 4 percent with CUNA Mutual Life Insurance Company crediting additional amounts at its discretion.

      Policy Fee: CUNA Mutual Life Insurance Company will incur first-year expenses upon issue of a policy, and will assess each policy a monthly policy fee to recover these expenses.

      Cost of Insurance and Additional Benefits Provided: CUNA Mutual Life Insurance Company will assume the responsibility for providing the insurance benefits provided in the policy. The cost of insurance will be determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables as described in the Account's prospectus.

      Variable Account Charges

      Mortality and Expense Risk Charge: CUNA Mutual Life Insurance Company will deduct daily a mortality and expense risk charge from the Account at an annual rate of .90 percent of the average daily net asset value of the Account. These charges will be deducted by CUNA Mutual Life Insurance Company in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

(4)   Investment Transactions

      The  cost  of  shares  purchased,   including   reinvestment  of  dividend
      distributions, during the year ended December 31, 1997, was as follows:

          Growth and Income Stock Fund.....................     $10,828,434
          Capital Appreciation Stock Fund..................       6,592,719
          Balanced Fund....................................       6,936,103
          Bond Fund........................................         973,498
          Money Market Fund................................       5,528,512
          Treasury 2000 Fund...............................           7,238
          International Stock Portfolio....................       2,120,450
          World Governments Series.........................         505,168
          Emerging Growth..................................       2,702,255
                                                                 ----------
                                                                $36,194,377
                                                                 ==========

(5)   Unit Activity from Contract Transactions

      Transactions in units of each subaccount of the Account for the years ended December 31, 1997, 1996, and 1995 were as follows:

                                                 Capital
                                              Appreciation        Growth and                                                Money
                                                  Stock          Income Stock        Balanced             Bond              Market
                                               Subaccount         Subaccount        Subaccount         Subaccount         Subaccount
Units outstanding at
  December 31, 1994                             588,501            767,867          1,433,037            160,875            179,387
Units sold                                      437,510            320,880            420,975             45,571            129,950
Units repurchased                              (362,742)          (180,926)          (331,119)           (51,065)          (184,225)
                                             ----------         ----------         ----------         ----------         ----------
Units outstanding at
  December 31, 1995                             663,269            907,821          1,522,893            155,381            125,112
Units sold                                      516,098            337,323            375,764             29,061            249,298
Units repurchased                              (225,833)          (208,539)          (331,106)           (87,030)          (276,956)
                                             ----------         ----------         ----------         ----------         ----------
Units outstanding at
  December 31, 1996                             953,534          1,036,605          1,567,551             97,412             97,454
Units sold                                      490,480            313,426            297,548             45,022            342,456
Units repurchased                              (252,149)          (194,852)          (296,125)           (27,507)          (298,002)
                                             ----------         ----------         ----------         ----------         ----------
Units outstanding at
  December 31, 1997                           1,191,865          1,155,179          1,568,974            114,927            141,908
                                             ==========         ==========         ==========         ==========         ==========

                                              Treasury          International            World           Emerging
                                                 2000               Stock             Governments         Growth
                                             Subaccount           Subaccount           Subaccount        Subaccount*
Units outstanding at
  December 31, 1994                           191,747                 --                   --              --
Units sold                                     74,132               80,023               22,558            --
Units repurchased                             (71,746)              (9,147)              (3,339)           --
                                             --------             --------             --------        --------
Units outstanding at
  December 31, 1995                           194,133               70,876               19,219            --
Units sold                                    102,713              194,181               12,790         151,261
Units repurchased                            (100,176)             (48,968)              (7,455)        (33,490)
                                             --------             --------             --------        --------
Units outstanding at
  December 31, 1996                           196,670              216,089               24,554         117,771
Units sold                                     77,604              216,687               46,412         280,804
Units repurchased                             (75,054)             (71,570)              (8,295)        (66,642)
                                             --------             --------             --------        --------
Units outstanding at
  December 31, 1997                           199,220              361,206               62,671         331,933
                                             ========             ========             ========        ========

*The data is for the period beginning May 1, 1996 (date of initial activity).


(6)   Condensed Financial Information

      The table below gives per unit information about the financial history of each subaccount for each period.

                             CAPITAL APPRECIATION STOCK SUBACCOUNT                     GROWTH AND INCOME STOCK SUBACCOUNT
                       1997       1996       1995       1994                    1997       1996       1995       1994       1993
 Net asset value:
   Beginning of
   period             $16.31     $13.55     $10.45     $10.00                  $46.07     $38.09     $29.16     $29.01     $25.73
   End of period       21.27      16.31      13.55      10.45                   60.02      46.07      38.09      29.16      29.01
 Percentage increase
   in unit value
   during period*      30.4%      20.4%      29.7%       4.5%                   30.3%      21.0%      30.6%      0.5%       12.8%
 Number of units
   outstanding at
   end of period     1,191,865   953,534    663,269    588,501                1,155,179  1,036,605   907,821    767,867    612,819


                                      BALANCED SUBACCOUNT                                        BOND SUBACCOUNT
                       1997       1996       1995       1994       1993         1997       1996       1995       1994       1993
 Net  asset value:
   Beginning of
   period             $33.40     $30.41     $25.09     $25.44     $23.23       $24.82     $24.35     $21.11     $21.96     $20.35
   End of period       38.69      33.40      30.41      25.09      25.44        26.43      24.82      24.35      21.11      21.96
 Percentage increase
   in unit value
   during period*      15.8%      9.8%       21.2%      -1.4%      9.5%         6.5%       1.9%       15.4%      -3.9%      7.9%
 Number of units
   outstanding at
   end of period     1,568,974  1,567,551  1,522,893  1,433,037  1,310,167     114,927    97,411     155,381    160,875    164,733


                                    MONEY MARKET SUBACCOUNT                                 TREASURY 2000 SUBACCOUNT
                       1997       1996       1995       1994       1993         1997       1996       1995       1994       1993
 Net asset value:

   Beginning of
   period             $17.73     $17.05     $16.33     $15.91     $15.67        $8.05      $7.95      $6.63      $7.20      $6.29
   End of period       18.47      17.73      17.05      16.33      15.91         8.53       8.05       7.95       6.63       7.20

 Percentage increase
   in unit value
   during period*      4.1%       4.0%       4.4%       2.6%       1.5%         6.0%       1.3%       19.9%      -7.9%      14.5%

 Number of units
   outstanding at
   end of period      141,908    97,454     125,112    179,387    149,181      199,220    196,670    194,133    191,747    189,107

                                INTERNATIONAL STOCK SUBACCOUNT                            WORLD GOVERNMENTS SUBACCOUNT
                       1997       1996       1995                               1997       1996       1995
 Net asset value:

   Beginning of
   period             $12.07     $10.61     $10.00                             $11.74     $11.39     $10.00
   End of period       12.33      12.07      10.61                              11.51      11.74      11.39

 Percentage increase
   in unit value
   during period*      2.2%       13.7%      6.1%                              (2.0%)      3.1%     13.9%

 Number of units
   outstanding at
   end of period      361,206    216,089    70,876                             62,671     24,554     19,219

                                 EMERGING GROWTH SUBACCOUNT**
                       1997       1996
 Net asset value:

   Beginning of
   period             $10.11     $10.00

   End of period       12.21      10.11

 Percentage increase
   in unit value
   during period*      20.8%      1.1%

 Number of units
   outstanding at
   end of period      331,933    117,771

For the Money Market Subaccount, the "seven-day average yield" for the seven days ended December 31, 1997, was 4.0% and the "effective yield" for that period was 4.2%.

*The amount of premium invested in CUNA Mutual Life Variable Account is the amount remaining after the policy charges described in footnote 3 have been deducted. The policy charges have not been taken into account in this calculation. Inclusion of the policy charges would reduce the percentage increase in unit value during the period.
**The data is for the period beginning May 1, 1996 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Account:

We have audited the statements of assets and liabilities of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, Treasury 2000 Subaccount, International Stock Subaccount, World Governments Subaccount, and the Emerging Growth Subaccount of the CUNA Mutual Life Variable Account as of December 31, 1997; the related statements of operations and changes in net assets for each of the years in the three-year (one year and eight months for the Emerging Growth Subaccount) period then ended; and the condensed financial information for each of the years in the five-year (four years for Capital Appreciation Stock Subaccount, three years for International Stock Subaccount and World Governments Subaccount, and one year and eight months for the Emerging Growth Subaccount) period then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1997, were verified by audit of the statements of assets and liabilities of the underlying funds of Ultra Series Fund and confirmation with MFS Variable Insurance Trust and T. Rowe Price. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount,
Treasury 2000 Subaccount, International Stock Subaccount, World Governments Subaccount, and the Emerging Growth Subaccount of the CUNA Mutual Life Variable Account as of December 31, 1997; the results of their operations and changes in their net assets for each of the years in the three-year (one year and eight months for the Emerging Growth Subaccount) period then ended; and the condensed financial information for each of the years in the five-year (four years for Capital Appreciation Stock Subaccount, three years for International Stock Subaccount and World Governments Subaccount, and one year and eight months for the Emerging Growth Subaccount) period then ended in conformity with generally accepted accounting principles.


                                                       KPMG Peat Marwick LLP

Des Moines, Iowa
February 6, 1998